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                                                  (RIVERSOURCE INVESTMENTS LOGO)

 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- AUG. 6,
                                      2009

                                                Prospectus Date / Form Number          SAI Date / Form Number
RiverSource Variable Portfolio -- Global
Inflation Protected Securities Fund               May 1, 2009 / S-6466-99 AD         May 1, 2009 / S-6466-20 AG



Effective immediately Margaret Brandt is no longer managing RiverSource Variable Portfolio -- Global Inflation Protected Securities Fund.


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S-6466-121 A (8/09)